Submission	Jul. 20, 2026
Submission [Line Items]
Central Index Key	0001698990
Registrant Name	Magnolia Oil & Gas Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES